Supplement to the
Fidelity Advisor® New Insights Fund
Class A, Class M, Class C, Class I, and Class Z
March 1, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
It is expected that Mr. Danoff will retire effective on or about December 31, 2026. At that time, he will no longer serve as a Co-Portfolio Manager for the fund.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
It is expected that Mr. Danoff will retire effective on or about December 31, 2026. At that time, he will no longer serve as a Co-Portfolio Manager for Fidelity Advisor® New Insights Fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Drukker (Co-Portfolio Manager) has managed the fund since 2025.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Matthew Drukker is Co-Portfolio Manager of Fidelity Advisor® New Insights Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Drukker has worked as a research analyst and portfolio manager.
ANIF-PSTK-0126-139 1.790573.139	January 27, 2026
Supplement to the
Fidelity® Series Opportunistic Insights Fund
March 1, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
It is expected that Mr. Danoff will retire effective on or about December 31, 2026. At that time, he will no longer serve as a Co-Portfolio Manager for the fund.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
It is expected that Mr. Danoff will retire effective on or about December 31, 2026. At that time, he will no longer serve as a Co-Portfolio Manager for Fidelity® Series Opportunistic Insights Fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
William Danoff (Co-Portfolio Manager) has managed the fund since 2012.
Matthew Drukker (Co-Portfolio Manager) has managed the fund since 2025.
Nidhi Gupta (Co-Portfolio Manager) has managed the fund since 2025.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
William Danoff is Co-Portfolio Manager of Fidelity® Series Opportunistic Insights Fund, which he has managed since 2012. He also manages other funds. Since joining Fidelity Investments in 1986, Mr. Danoff has worked as a research analyst and portfolio manager.
Matthew Drukker is Co-Portfolio Manager of Fidelity® Series Opportunistic Insights Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Drukker has worked as a research analyst and portfolio manager.
Nidhi Gupta is Co-Portfolio Manager of Fidelity® Series Opportunistic Insights Fund, which she has managed since 2025. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Gupta has worked as an equity research analyst and portfolio manager.
O1T-PSTK-0126-103 1.966439.103	January 27, 2026
Supplement to the
Fidelity® Contrafund®
March 1, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
It is expected that Mr. Danoff will retire effective on or about December 31, 2026. At that time, he will no longer serve as a Co-Portfolio Manager for the fund.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
It is expected that Mr. Danoff will retire effective on or about December 31, 2026. At that time, he will no longer serve as a Co-Portfolio Manager for Fidelity® Contrafund®.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
William Danoff (Co-Portfolio Manager) has managed the fund since 1990.
Asher Anolic (Co-Portfolio Manager) has managed the fund since 2025.
Jason Weiner (Co-Portfolio Manager) has managed the fund since 2025.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Asher Anolic is Co-Portfolio Manager of Fidelity® Contrafund®, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Anolic has worked as a research analyst and portfolio manager.
William Danoff is Co-Portfolio Manager of Fidelity® Contrafund®, which he has managed since 1990. He also manages other funds. Since joining Fidelity Investments in 1986, Mr. Danoff has worked as a research analyst and portfolio manager.
Jason Weiner is Co-Portfolio Manager of  Fidelity® Contrafund®, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 1991, Mr. Weiner has worked as a research analyst and portfolio manager (other than a 6-month leave of absence in 2018).
CON-PSTK-0126-122 1.729576.122	January 27, 2026
Supplement to the
Fidelity® Contrafund®
Class K
March 1, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
It is expected that Mr. Danoff will retire effective on or about December 31, 2026. At that time, he will no longer serve as a Co-Portfolio Manager for the fund.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
It is expected that Mr. Danoff will retire effective on or about December 31, 2026. At that time, he will no longer serve as a Co-Portfolio Manager for Fidelity® Contrafund®.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
William Danoff (Co-Portfolio Manager) has managed the fund since 1990.
Asher Anolic (Co-Portfolio Manager) has managed the fund since 2025.
Jason Weiner (Co-Portfolio Manager) has managed the fund since 2025.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Asher Anolic is Co-Portfolio Manager of Fidelity® Contrafund®, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Anolic has worked as a research analyst and portfolio manager.
William Danoff is Co-Portfolio Manager of Fidelity® Contrafund®, which he has managed since 1990. He also manages other funds. Since joining Fidelity Investments in 1986, Mr. Danoff has worked as a research analyst and portfolio manager.
Jason Weiner is Co-Portfolio Manager of  Fidelity® Contrafund®, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 1991, Mr. Weiner has worked as a research analyst and portfolio manager (other than a 6-month leave of absence in 2018).
CON-K-PSTK-0126-109 1.882815.109	January 27, 2026
Supplement to the
Fidelity® Contrafund® K6
March 1, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
It is expected that Mr. Danoff will retire effective on or about December 31, 2026. At that time, he will no longer serve as a Co-Portfolio Manager for the fund.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
It is expected that Mr. Danoff will retire effective on or about December 31, 2026. At that time, he will no longer serve as a Co-Portfolio Manager for Fidelity® Contrafund® K6.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
William Danoff (Co-Portfolio Manager) has managed the fund since 2017.
Asher Anolic (Co-Portfolio Manager) has managed the fund since 2025.
Jason Weiner (Co-Portfolio Manager) has managed the fund since 2025.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Asher Anolic is Co-Portfolio Manager of Fidelity® Contrafund® K6, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Anolic has worked as a research analyst and portfolio manager.
William Danoff is Co-Portfolio Manager of Fidelity® Contrafund® K6, which he has managed since 2017. He also manages other funds. Since joining Fidelity Investments in 1986, Mr. Danoff has worked as a research analyst and portfolio manager.
Jason Weiner is Co-Portfolio Manager of  Fidelity® Contrafund® K6, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 1991, Mr. Weiner has worked as a research analyst and portfolio manager (other than a 6-month leave of absence in 2018).
CONK6-PSTK-0126-102 1.9886695.102	January 27, 2026